SUPPLEMENT DATED MAY 1, 2023
to

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY
AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY
AND MASTERS FLEX NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective at close of business on April 28, 2023, the following JP Morgan Insurance Trust (“JPMIT”) Portfolios were reorganized into a newly organized series of Lincoln Variable Insurance Products (“LVIP”):

Acquired Fund	Acquiring Fund
JPMIT Core Bond Portfolio	LVIP JPMorgan Core Bond Fund
JPMIT U.S. Equity Portfolio	LVIP JPMorgan U.S. Equity Fund

Also effective on this date the investment advisor has changed to Lincoln Financial Investments Corporation.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.